NATIONWIDE VARIABLE INSURANCE TRUST
Gartmore NVIT International Equity Fund

Supplement dated April 1, 2010
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective March 15, 2010, the information under the section entitled “Portfolio Management” on page 6 has been restated in its entirety as follows:

Brian O’Neill, Lead Manager and Edward Wallace, CFA, Co-Manager, are responsible for the day-to-day management of the Fund and the selection of the Fund’s investments.

Mr. O’Neill joined GGP as a Senior Investment Manager on the Global Equities team in 1981 with responsibility for a variety of global funds. He has co-managed the Fund since July 1, 2004.  Mr. O’Neill graduated from Glasgow University in 1969 with an Honours degree in political economy.

Mr. Wallace joined GGP as an Investment Manager in 2005 with responsibility for a variety of global funds.   He has co-managed the Fund since March 15, 2010.  Mr. Wallace graduated from Lady Margaret Hall, Oxford University in 1999 with a first-class Honours degree in modern history and economics.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

NATIONWIDE VARIABLE INSURANCE TRUST
Gartmore NVIT Global Utilities Fund

Supplement dated April 1, 2010
to the Prospectus dated May 1, 2009

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective March 15, 2010, the information under the section entitled “Portfolio Management” on page 7 has been restated in its entirety as follows:

Brian O’Neill, Lead Manager and Edward Wallace, CFA, Co-Manager, are responsible for the day-to-day management of the Fund and the selection of the Fund’s investments.

Mr. O’Neill joined GGP as a Senior Investment Manager on the Global Equities team in 1981 with responsibility for a variety of global funds. He has managed the Fund since July 1, 2004.  Mr. O’Neill graduated from Glasgow University in 1969 with an Honours degree in political economy.

Mr. Wallace joined GGP as an Investment Manager in 2005 with responsibility for a variety of global funds.   He has co-managed the Fund since March 15, 2010.  Mr. Wallace graduated from Lady Margaret Hall, Oxford University in 1999 with a first-class Honours degree in modern history and economics.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE